Restructuring Costs, Net - Summary of Activities in Accrued Restructuring Reserves, Including Pension Curtailments and Settlements (Detail) (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Restructuring Cost and Reserve [Line Items]
Beginning Balance	$ 1,400,000	$ 2,200,000
Charges	3,095,000	320,000
Usage	(2,300,000)	(1,100,000)
Ending Balance	2,200,000	1,400,000
Severance Costs [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance	1,400,000	1,300,000
Charges	1,500,000	200,000
Usage	(700,000)	(800,000)
Ending Balance	2,200,000	700,000
Pension Curtailment and Settlements [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance		900,000
Charges
Usage		(200,000)
Ending Balance		700,000
Other [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance
Charges	1,600,000	100,000
Usage	(1,600,000)	(100,000)
Ending Balance